CASH FLOW STATEMENT	12 Months Ended
Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
CASH FLOW STATEMENT
NOTE 53: CASH FLOW STATEMENT
(A)    Change in operating assets

	2022 £m	2021[1] £m	2020[1] £m
Change in financial assets held at amortised cost	(1,639)	(2,379)	(6,652)
Change in financial assets at fair value through profit or loss	26,179	(15,565)	(8,147)
Change in derivative financial instruments	(7,704)	6,132	(2,894)
Change in other operating assets	201	1,447	25
Change in operating assets	17,037	(10,365)	(17,668)
1    Restated, see page F-16.
(B)    Change in operating liabilities

	2022 £m	2021 £m	2020 £m
Change in deposits from banks and repurchase agreements	2,536	6,266	3,287
Change in customer deposits and repurchase agreements	13,340	17,295	38,805
Change in financial liabilities at fair value through profit or loss	(4,849)	391	1,085
Change in derivative financial instruments	5,982	(9,258)	1,534
Change in debt securities in issue	1,651	(15,896)	(10,142)
Change in investment contract liabilities	(2,065)	6,588	993
Change in other operating liabilities[1]	(1,002)	(432)	175
Change in operating liabilities	15,593	4,954	35,737
1    Includes a decrease of £158 million (2021: decrease of £197 million; 2020: decrease of £172 million) in respect of lease liabilities.
(C)    Non-cash and other items

	2022 £m	2021 £m	2020 £m
Depreciation and amortisation	2,396	2,825	2,732
Revaluation of investment properties	511	(575)	209
Allowance for loan losses	1,372	(1,121)	3,856
Write-off of allowance for loan losses, net of recoveries	(759)	(935)	(1,377)
Impairment charge (credit) relating to undrawn balances	122	(257)	289
Impairment of financial assets at fair value through other comprehensive income	6	(2)	5
Change in insurance contract liabilities	(16,590)	7,328	4,554
Regulatory and legal provisions	255	1,300	464
Other provision movements	(80)	(66)	85
Net charge in respect of defined benefit schemes	125	236	247
Foreign exchange impact on balance sheet[1]	(291)	140	865
Interest expense on subordinated liabilities	697	1,320	1,080
Net gain on sale of financial assets at fair value through other comprehensive income	(92)	2	(149)
Hedging valuation adjustments on subordinated debt	(1,871)	(781)	280
Value of employee services	224	182	122
Transactions in own shares	(20)	(13)	293
Accretion of discounts and amortisation of premiums and issue costs	462	(306)	(82)
Share of post-tax results of associates and joint ventures	(10)	(2)	13
Transfers to income statement from reserves	43	(621)	(496)
Profit on disposal of tangible fixed assets	(121)	(268)	(81)
Other non-cash items	(38)	(159)	(38)
Total non-cash items	(13,659)	8,227	12,871
Contributions to defined benefit schemes	(2,533)	(1,347)	(1,153)
Payments in respect of regulatory and legal provisions	(625)	(817)	(2,241)
Other	13	–	117
Total other items	(3,145)	(2,164)	(3,277)
Non-cash and other items	(16,804)	6,063	9,594
1    When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.
(D)    Acquisition of Group undertakings and businesses

	2022 £m	2021 £m	2020 £m
Net assets acquired:
Intangible assets	68	–	–
Other assets	131	3	–
Other liabilities	(146)	–	–
Goodwill arising on acquisition	335	–	–
Cash consideration	388	3	–
Less cash and cash equivalents acquired	(74)	–	–
Net cash outflow arising from acquisition of subsidiaries and businesses	314	3	–
Acquisition of and additional investment in joint ventures	95	54	3
Net cash outflow from acquisitions in the year	409	57	3
(E)    Analysis of cash and cash equivalents as shown in the balance sheet

	2022 £m	2021[1] £m	2020[1] £m

Cash and balances at central banks	91,388	76,420	73,257
Less mandatory reserve deposits[2]	(2,111)	(2,178)	(1,875)
	89,277	74,242	71,382
Loans and advances to banks and reverse repurchase agreements	14,418	10,533	10,746
Less amounts with a maturity of three months or more	(7,866)	(5,581)	(3,983)
	6,552	4,952	6,763
Total cash and cash equivalents	95,829	79,194	78,145
1    Restated, see page F-16.
2    Mandatory reserve deposits are held with local central banks in accordance with statutory requirements. Where these deposits are not held in demand accounts and are not available to finance the Group’s day-to-day operations they are excluded from cash and cash equivalents.
Included within cash and cash equivalents at 31 December 2022 is £37 million (2021: £76 million; 2020: £84 million) of restricted cash and cash equivalents is held within the Group’s long-term insurance and investments operations, which is not immediately available for use in the business.